PHOENIX INVESTMENT PARTNERS

SEMIANNUAL REPORT

DECEMBER 31, 2001
                                [GRAPHIC OMITTED]

                                    ABERDEEN

Phoenix-Aberdeen
Worldwide
Opportunities
Fund

[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS
A member of The Phoenix Companies, Inc.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

      We are pleased to provide this financial summary for the six months ended December 31, 2001 for the Phoenix-Aberdeen Worldwide Opportunities Fund. If you have any questions, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574.

      To obtain current mutual fund prices and performance information, go to www.phoenixinvestments.com. Select INDIVIDUAL INVESTORS to enter the "Investor Center" where you can also access your account online, make purchases and exchanges, view your account history and most recent quarterly statement, order duplicate statements, print customer service forms and order literature.


Sincerely,

/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin

DECEMBER 31, 2001

Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                        INVESTMENTS AT DECEMBER 31, 2001
                                  (UNAUDITED)

                                                         SHARES     VALUE
                                                       --------- ------------
COMMON STOCKS--42.7%

UNITED STATES--42.7%
AFLAC, Inc. (Insurance (Life/Health)) ..............      30,000 $    736,800
Alcoa, Inc. (Aluminum) .............................      50,000    1,777,500
Allstate Corp. (The) (Insurance (Property-Casualty))      43,000    1,449,100

American Eagle Outfitters, Inc. (Retail
(Specialty-Apparel))(b) ............................      19,000      497,230

American Express Co. (Financial (Diversified)) .....      16,000      571,040

Applied Biosystems Group - Applera Corp. (Health
Care (Medical Products & Supplies)) ................      22,000      863,940

Bank of America Corp. (Banks (Money Center)) .......      20,000    1,259,000
Biogen, Inc. (Biotechnology)(b) ....................       8,000      458,800
Boeing Co. (The) (Aerospace/Defense) ...............      18,000      698,040
Caterpillar, Inc. (Machinery (Diversified)) ........      50,000    2,612,500

Cell Therapeutics, Inc. (Health Care (Drugs-Major
Pharmaceuticals))(b) ...............................      49,000    1,182,860

Cendant Corp. (Services (Commercial & Consumer))(b)      100,000    1,961,000
ChevronTexaco Corp. (Oil (International Integrated))      10,000      896,100
Citigroup, Inc. (Financial (Diversified)) ..........      40,000    2,019,200
Comerica, Inc. (Banks (Major Regional)) ............      33,000    1,890,900
Compaq Computer Corp. (Computers (Hardware)) .......      75,400      735,904
Compass Bancshares, Inc. (Banks (Regional)) ........      10,000      283,000

Computer Associates International, Inc. (Computers
(Software & Services)) .............................      33,000    1,138,170

CSX Corp. (Railroads) ..............................      30,000    1,051,500
Cullen/Frost Bankers, Inc. (Banks (Regional)) ......      30,000      926,400
Deere & Co. (Machinery (Diversified)) ..............      34,000    1,484,440
Delta Air Lines, Inc. (Airlines) ...................      12,000      351,120
Dillard, Inc. (Retail (Department Stores)) .........      40,000      640,000
Dow Chemical Co. (The) (Chemicals) .................      33,000    1,114,740
Du Pont (E.I.) de Nemours & Co. (Chemicals) ........      35,000    1,487,850
FleetBoston Financial Corp. (Banks (Major Regional))      33,000    1,204,500
Gap, Inc. (The) (Retail (Specialty-Apparel)) .......      10,000      139,400
General Motors Corp. (Automobiles) .................      10,000      486,000

HEALTHSOUTH Corp. (Health Care (Specialized
Services))(b) ......................................      40,000      592,800

Hilton Hotels Corp. (Lodging - Hotels) .............      80,000      873,600
Household International,Inc. (Consumer Finance) ....      25,000    1,448,500
Illinois Tool Works, Inc. (Manufacturing
  (Diversified) ....................................      27,000    1,828,440
International Paper Co. (Paper & Forest Products) ..      31,700    1,279,095
Johnson Controls, Inc. (Manufacturing (Diversified))      10,000      807,500

                                                         SHARES     VALUE
                                                       --------- ------------
UNITED STATES--CONTINUED
Kimberly-Clark Corp. (Household Products
(Non-Durable)) .....................................      13,000 $    777,400

Kraft Foods, Inc. Class A (Foods) ..................      29,900    1,017,497

Lehman Brothers Holdings, Inc. (Investment
Banking/Brokerage) .................................      20,000    1,336,000

Liberate Technologies, Inc. (Computers (Software &
Services))(b) ......................................      70,000      803,600

Marriott International, Inc. Class A
  (Lodging - Hotels)                                      25,000    1,016,250
MBNA Corp. (Consumer Finance) ......................      25,000      880,000
McDonald's Corp. (Restaurants) .....................      30,000      794,100

Merrill Lynch & Co., Inc. (Investment Banking/
Brokerage) .........................................      30,000    1,563,600

MetLife, Inc. (Insurance (Life/Health)) ............      50,000    1,584,000
Microsoft Corp. (Computers (Software & Services))(b)      16,000    1,060,000
Mirant Corp. (Electric Companies)(b) ...............      33,000      528,660

Murphy Oil Corp. (Oil & Gas (Exploration &
Production)) .......................................       7,000      588,280

Nextel Communications, Inc. Class A
(Telecommunications (Cellular/Wireless))(b) ........     116,800    1,280,128

Oracle Corp. (Computers (Software & Services))(b) ..      67,200      928,032
Philip Morris Cos., Inc. (Tobacco) .................      36,000    1,650,600

St. Paul Cos., Inc. (The) (Insurance (Property-
Casualty)) .........................................      15,000      659,550

Target Corp. (Retail (General Merchandise)) ........      40,000    1,642,000
Textron, Inc. (Manufacturing (Diversified)) ........      30,000    1,243,800

TMP Worldwide, Inc. (Services (Advertising/
Marketing))(b) .....................................      20,000      858,000

Union Pacific Corp. (Railroads) ....................      20,000    1,140,000

United Technologies Corp. (Manufacturing
(Diversified)) .....................................      20,000    1,292,600

Viacom, Inc. Class B (Entertainment)(b) ............      15,000      662,250
Waste Management, Inc. (Waste Management) ..........      70,000    2,233,700
Wells Fargo & Co. (Banks (Major Regional)) .........      30,000    1,303,500
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $59,725,622) ..................................   63,590,516
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                         SHARES     VALUE
                                                       --------- ------------
FOREIGN COMMON STOCKS--54.1%

AUSTRALIA--0.7%
QBE Insurance Group Ltd. (Insurance (Property-
Casualty)) .........................................     275,200 $  1,081,895

BRAZIL--1.6%
Tele Norte Leste Participacoes SA ADR
(Telecommunications (Long Distance)) ...............     100,000    1,563,000

Unibanco GDR (Banks (Money Center)) ................      36,000      802,800
                                                                 ------------
                                                                    2,365,800
                                                                 ------------
CANADA--0.7%
Four Seasons Hotels, Inc. (Lodging - Hotels) .......      22,000    1,028,720

FINLAND--2.2%
Nokia Oyj ADR (Communications Equipment) ...........      30,000      735,900
Nokia Oyj Class A (Communications Equipment) .......      51,510    1,328,201
Stora Enso Oyj (Paper & Forest Products) ...........      92,830    1,188,560
                                                                 ------------
                                                                    3,252,661
                                                                 ------------
FRANCE--5.2%
Assurances Generales de France (Insurance
(Multi-Line)) ......................................      15,470      742,426

Aventis SA (Health Care (Drugs-Major
Pharmaceuticals)) ..................................      17,270    1,226,300

Cap Gemini SA (Computers (Software & Services)) ....       4,640      335,052

Castorama Dubois Investissement SA (Retail (Building
Supplies)) .........................................      11,900      612,949

Club Mediterranee SA (Lodging - Hotels) ............      18,360      670,240

Havas Advertising SA (Services (Advertising/
Marketing)) ........................................      94,070      680,951

L'Oreal SA (Household Products (Non-Durable)) ......      12,210      879,504

Pechiney SA Class A (Containers & Packaging
(Paper)) ...........................................      17,130      883,100

Schneider Electric SA (Electrical Equipment) .......      12,480      600,043
Valeo SA (Auto Parts & Equipment) ..................      29,030    1,157,974
                                                                 ------------
                                                                    7,788,539
                                                                 ------------
GERMANY--1.0%
Allianz AG (Insurance (Multi-Line)) ................       3,890      919,576
Bayerische Motoren Werke AG (Automobiles) ..........      16,090      566,600
                                                                 ------------
                                                                    1,486,176
                                                                 ------------
HONG KONG--1.4%
Giordano International Ltd. (Retail (Specialty-
Apparel)) ..........................................   2,765,000    1,223,318

Swire Pacific Ltd. Class B (Manufacturing
(Diversified)) .....................................   1,115,000      800,733
                                                                 ------------
                                                                    2,024,051
                                                                 ------------

                                                         SHARES     VALUE
                                                       --------- ------------
INDIA--0.4%
Videsh Sanchar Nigam Ltd. ADR (Telecommunications
(Long Distance)) ...................................      54,250 $    520,800

ITALY--2.3%
ENI SpA (Oil) ......................................     119,083    1,492,885
Sanpaolo IMI SpA (Banks (Money Center)) ............     103,086    1,106,014

Telecom Italia Mobile SpA (Telecommunications
(Cellular/Wireless)) ...............................     159,000      887,643
                                                                 ------------
                                                                    3,486,542
                                                                 ------------
JAPAN--9.4%
Fuji Photo Film Co., Ltd. (Leisure Time (Products)) ..    32,000    1,142,683
Fujikura Ltd. (Electrical Equipment) ...............     210,000      788,341
Honda Motor Co. Ltd. (Automobiles) .................      30,400    1,213,124
Kao Corp. (Household Products (Non-Durable)) .......      58,000    1,205,937
Mabuchi Motor Co., Ltd. (Electrical Equipment) .....      14,000    1,153,670

NTT DoCoMo, Inc. (Telecommunications (Cellular/
Wireless)) .........................................          95    1,116,283

Olympus Optical Co., Ltd. (Health Care (Medical
Products & Supplies)) ..............................      77,000    1,107,470
Orix Corp. (Consumer Finance) ......................      12,200    1,092,843
Rohm Co., Ltd. (Electronics (Semiconductors)) ......       7,000      908,515
Shin-Etsu Chemical Co., Ltd. (Chemicals (Specialty)) .    33,000    1,185,946

Terumo Corp. (Health Care (Medical Products &
Supplies)) .........................................      81,000    1,049,428

Uni-Charm Corp. (Household Products (Non-Durable)) .      40,000      836,258

Yamanouchi Pharmaceutical Co., Ltd. (Health Care
(Diversified)) .....................................      45,000    1,188,006
                                                                 ------------
                                                                   13,988,504
                                                                 ------------
MEXICO--0.5%
Telefonos de Mexico SA de C.V. ADR Series L
(Telecommunications (Long Distance)) ...............      19,000      665,380

NETHERLANDS--4.8%
ASM Lithography Holding NV (Equipment
(Semiconductors))(b) ...............................      28,570      496,551

Buhrmann NV (Distributors (Food & Health)) .........      58,580      643,111
DSM NV (Chemicals (Specialty)) .....................      27,350      998,668
IHC Caland NV (Oil & Gas (Drilling & Equipment)) ...      15,576      728,097
ING Groep NV (Financial (Diversified)) .............      25,030      638,275

Koninklijke (Royal) Philips Electronics NV
(Manufacturing (Diversified)) ......................      42,210    1,254,514

Royal Dutch Petroleum Co. (Oil) ....................      23,157    1,173,190
TNT Post Group NV (Air Freight) ....................      56,010    1,211,841
                                                                 ------------
                                                                    7,144,247
                                                                 ------------
SINGAPORE--0.9%
Oversea-Chinese Banking Corp., Ltd. (Banks (Major
Regional)) .........................................     228,000    1,358,245

                        See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                         SHARES     VALUE
                                                       --------- ------------
SOUTH KOREA--0.4%
Korea Telecom Corp. ADR (Telecommunications
(Long Distance)) ...................................      29,550 $    600,752

SPAIN--3.8%
Acerinox SA (Iron & Steel) .........................      22,940      766,968
Altadis SA (Tobacco) ...............................      66,350    1,128,361
Grupo Dragados SA (Engineering & Construction) .....      76,470    1,023,349

Telefonica SA (Telecommunications (Long
Distance))(b) ......................................     118,303    1,583,174

Union Fenosa SA (Electric Companies) ...............      75,373    1,220,067
                                                                 ------------
                                                                    5,721,919
                                                                 ------------
SWEDEN--2.6%
Assa Abloy AB Class B (Machinery (Diversified)) ....      69,330      998,011
Nordea AB (Banks (Major Regional)) .................     249,300    1,319,024
Skandia Forsakrings AB (Insurance (Life/Health)) ...     126,970      919,924
Volvo AB (Trucks & Parts) ..........................      40,700      682,880
                                                                 ------------
                                                                    3,919,839
                                                                 ------------
SWITZERLAND--4.4%
Adecco SA Registered Shares (Services
(Employment)) ......................................      16,240      882,774

Credit Suisse Group Registered Shares (Banks
(Money Center)) ....................................      33,040    1,408,930

Nestle SA Registered Shares Class B (Foods) ........       5,890    1,255,841

Swiss Re Registered Shares (Insurance (Property-
Casualty)) .........................................      14,344    1,442,789
UBS AG Registered Shares (Financial (Diversified)) .      16,200      817,664
Zurich Financial Services AG (Insurance (Multi-Line))      3,200      750,712
                                                                 ------------
                                                                    6,558,710
                                                                 ------------
UNITED KINGDOM--11.8%
3i Group plc (Investment Banking/Brokerage) ........      55,600      695,516
Anglo American plc (Metals Mining) .................      50,000      757,543
BOC Group plc (Chemicals (Specialty)) ..............      35,000      539,958
BP plc (Oil) .......................................     263,400    2,047,120

BT Group plc (Telecommunications (Long
Distance))(b) ......................................     160,000      589,151

Carlton Communications plc (Entertainment) .........     100,000      353,665
Dixons Group plc (Retail (Computers & Electronics))      240,000      820,853
FirstGroup plc (Services (Commercial & Consumer)) ..     126,000      539,143

GlaxoSmithKline plc (Health Care (Drugs-Major
Pharmaceuticals)) ..................................      63,000    1,579,837

                                                         SHARES     VALUE
                                                       --------- ------------
UNITED KINGDOM--CONTINUED
HSBC Holdings plc (Financial (Diversified)) ........     147,000 $  1,724,403
Logica plc (Computers (Software & Services)) .......      62,000      577,508
Marconi plc (Communications Equipment) .............     150,000       91,145
mm02 plc (Telecommunications (Cellular/Wireless))(b)     160,000      201,429
Prudential plc (Insurance (Life/Health)) ...........      80,000      926,807
Reuters Group plc (Publishing) .....................      70,000      692,777

Royal Bank of Scotland Group plc (Banks (Money
Center)) ...........................................      40,000      973,381

Schroders plc (Investment Management) ..............      40,000      491,930

Serco Group plc (Services (Commercial &
Consumer)) .........................................     130,000      690,594

Shire Pharmaceuticals Group plc (Health Care
(Diversified))(b) ..................................      75,000      938,742

Vodafone Group plc (Telecommunications (Cellular/
Wireless)) .........................................     900,000    2,354,495
                                                                 ------------
                                                                   17,585,997
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $87,447,114) ..................................   80,578,777
-----------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--0.7%

SOUTH KOREA--0.7%
Samsung Electronics Co. Ltd. Pfd. (Electronics
(Semiconductors)) ..................................      11,400      985,078
-----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $653,776) .....................................      985,078
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $147,826,512) .................................  145,154,371
-----------------------------------------------------------------------------

                                        STANDARD           PAR
                                        & POOR'S          VALUE
                                         RATING           (000)
                                        --------          -----
SHORT-TERM OBLIGATIONS--1.6%

FEDERAL AGENCY SECURITIES--1.6%
Freddie Mac 1.47%, 1/2/02                  AAA            $2,415    2,414,902
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,414,902) ...................................    2,414,902
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $150,241,414) .................................  147,569,273(a)
Other assets and liabilities, net--0.9%                             1,384,621
                                                                 ------------
NET ASSETS--100.0% ............................................. $148,953,894
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $11,570,791 and gross depreciation of $15,248,939 for federal income tax purposes. At December 31, 2001, the aggregate cost of securities for federal income tax purposes was $151,247,421.
(b) Non-income producing.

                       See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Aerospace/Defense .........................................     0.5%
Air Freight ...............................................     0.8
Airlines ..................................................     0.2
Aluminum ..................................................     1.2
Auto Parts & Equipment ....................................     0.8
Automobiles ...............................................     1.5
Banks (Major Regional) ....................................     4.8
Banks (Money Center) ......................................     3.8
Banks (Regional) ..........................................     0.8
Biotechnology .............................................     0.3
Chemicals .................................................     1.8
Chemicals (Specialty) .....................................     1.9
Communications Equipment ..................................     1.5
Computers (Hardware) ......................................     0.5
Computers (Software & Services) ...........................     3.3
Consumer Finance ..........................................     2.3
Containers & Packaging (Paper) ............................     0.6
Distributors (Food & Health) ..............................     0.4
Electric Companies ........................................     1.2
Electrical Equipment ......................................     1.7
Electronics (Semiconductors) ..............................     1.3
Engineering & Construction ................................     0.7
Entertainment .............................................     0.7
Equipment (Semiconductors) ................................     0.3
Federal Agency Securities .................................     1.6
Financial (Diversified) ...................................     3.9
Foods .....................................................     1.5
Health Care (Diversified) .................................     1.4
Health Care (Drugs-Major Pharmaceuticals) .................     2.7
Health Care (Medical Products & Supplies) .................     2.1
Health Care (Specialized Services) ........................     0.4
Household Products (Non-Durable) ..........................     2.5
Insurance (Life/Health) ...................................     2.8

Insurance (Multi-Line) ....................................     1.6%
Insurance (Property-Casualty) .............................     3.1
Investment Banking/Brokerage ..............................     2.4
Investment Management .....................................     0.3
Iron & Steel ..............................................     0.5
Leisure Time (Products) ...................................     0.8
Lodging - Hotels ..........................................     2.4
Machinery (Diversified) ...................................     3.5
Manufacturing (Diversified) ...............................     4.9
Metals Mining .............................................     0.5
Oil .......................................................     3.2
Oil & Gas (Drilling & Equipment) ..........................     0.5
Oil & Gas (Exploration & Production) ......................     0.4
Oil (International Integrated) ............................     0.6
Paper & Forest Products ...................................     1.7
Publishing ................................................     0.5
Railroads .................................................     1.5
Restaurants ...............................................     0.5
Retail (Building Supplies) ................................     0.4
Retail (Computers & Electronics) ..........................     0.6
Retail (Department Stores) ................................     0.4
Retail (General Merchandise) ..............................     1.1
Retail (Specialty-Apparel) ................................     1.3
Services (Advertising/Marketing) ..........................     1.1
Services (Commercial & Consumer) ..........................     2.2
Services (Employment) .....................................     0.6
Telecommunications (Cellular/Wireless) ....................     4.0
Telecommunications (Long Distance) ........................     3.7
Tobacco ...................................................     1.9
Trucks & Parts ............................................     0.5
Waste Management ..........................................     1.5
                                                              -----
                                                              100.0%
                                                              =====

                        See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $150,241,414)                               $147,569,273
Cash                                                                     645
Receivables
   Investment securities sold                                      4,555,405
   Dividends and interest                                            166,230
   Tax reclaims                                                      130,730
   Fund shares sold                                                   48,414
Prepaid expenses                                                       1,545
                                                                ------------
     Total assets                                                152,472,242
                                                                ------------
LIABILITIES
Payables
   Investment securities purchased                                 2,755,913
   Fund shares repurchased                                           430,167
   Investment advisory fee                                            94,561
   Transfer agent fee                                                 81,755
   Distribution fee                                                   41,158
   Financial agent fee                                                12,954
   Trustees' fee                                                      10,393
Accrued expenses                                                      91,447
                                                                ------------
     Total liabilities                                             3,518,348
                                                                ------------
NET ASSETS                                                      $148,953,894
                                                                ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $172,991,214
Undistributed net investment loss                                   (984,812)
Accumulated net realized loss                                    (20,378,506)
Net unrealized depreciation                                       (2,674,002)
                                                                ------------
NET ASSETS                                                      $148,953,894
                                                                ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $133,929,108)              18,559,793
Net asset value per share                                              $7.22
Offering price per share $7.22/(1-5.75%)                               $7.66
CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,422,489)                1,564,060
Net asset value and offering price per share                           $6.66
CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $4,602,297)                   692,252
Net asset value and offering price per share                           $6.65

                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2001
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                       $  1,216,510
Interest                                                              87,324
Foreign taxes withheld                                               (42,129)
                                                                ------------
     Total investment income                                       1,261,705
                                                                ------------
EXPENSES
Investment advisory fee                                              584,420
Distribution fee, Class A                                            174,602
Distribution fee, Class B                                             56,019
Distribution fee, Class C                                             24,801
Financial agent fee                                                   80,714
Transfer agent                                                       216,410
Custodian                                                             69,220
Printing                                                              23,277
Registration                                                          22,756
Professional                                                          20,388
Trustees                                                              13,904
Miscellaneous                                                          6,300
                                                                ------------
     Total expenses                                                1,292,811
                                                                ------------
NET INVESTMENT LOSS                                                  (31,106)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized loss on securities                                  (13,405,408)
Net realized loss on foreign currency transactions                   (20,822)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (506,434)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                 (1,518)
                                                                ------------
NET LOSS ON INVESTMENTS                                          (13,934,182)
                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(13,965,288)
                                                                ============

                        See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

STATEMENT OF CHANGES IN NET ASSETS


                                                                                               Six Months
                                                                                                  Ended
                                                                                                12/31/01          Year Ended
                                                                                               (Unaudited)         6/30/01
                                                                                              ------------      -------------
FROM OPERATIONS
   Net investment income (loss)                                                               $    (31,106)     $      26,986
   Net realized gain (loss)                                                                    (13,426,230)        (5,120,331)
   Net change in unrealized appreciation (depreciation)                                           (507,952)       (25,820,360)
                                                                                              ------------      -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 (13,965,288)       (30,913,705)
                                                                                              ------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                       --           (394,333)
   Net realized short-term gains, Class A                                                               --        (14,771,102)
   Net realized short-term gains, Class B                                                               --         (1,363,495)
   Net realized short-term gains, Class C                                                               --           (593,701)
   Net realized long-term gains, Class A                                                          (470,601)        (5,727,280)
   Net realized long-term gains, Class B                                                           (40,124)          (528,675)
   Net realized long-term gains, Class C                                                           (18,018)          (230,199)
                                                                                              ------------      -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      (528,743)       (23,608,785)
                                                                                              ------------      -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (6,667,891 and 15,840,298 shares, respectively)                49,347,528        145,496,752
   Net asset value of shares issued from reinvestment of
     distributions (60,567 and 2,139,317 shares, respectively)                                     427,605         18,761,810
   Cost of shares repurchased (8,352,444 and 16,467,903 shares, respectively)                  (61,729,139)      (152,613,688)
                                                                                              ------------      -------------
Total                                                                                          (11,954,006)        11,644,874
                                                                                              ------------      -------------
CLASS B
   Proceeds from sales of shares (75,469 and 273,677 shares, respectively)                         495,538          2,326,315
   Net asset value of shares issued from reinvestment of distributions
     (5,406 and 193,615 shares, respectively)                                                       35,249          1,579,888
   Cost of shares repurchased (308,154 and 436,302 shares, respectively)                        (2,053,131)        (3,746,878)
                                                                                              ------------      -------------
Total                                                                                           (1,522,344)           159,325
                                                                                              ------------      -------------
CLASS C
   Proceeds from sales of shares (36,841 and 197,410 shares, respectively)                         246,143          1,737,933
   Net asset value of shares issued from reinvestment of
     distributions (2,230 and 76,809 shares, respectively)                                          14,515            625,222
   Cost of shares repurchased (123,356 and 180,622 shares, respectively)                          (827,178)        (1,532,170)
                                                                                              ------------      -------------
Total                                                                                             (566,520)           830,985
                                                                                              ------------      -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (14,042,870)        12,635,184
                                                                                              ------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (28,536,901)       (41,887,306)

NET ASSETS
   Beginning of period                                                                         177,490,795        219,378,101
                                                                                              ------------      -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF
     ($984,812) AND ($953,706), RESPECTIVELY]                                                 $148,953,894      $ 177,490,795
                                                                                              ============      =============

                        See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

FINANCIAL HIGHLIGHTS (SELECTED DATA
FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                     CLASS A
                                                                -------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                 YEAR ENDED JUNE 30
                                              12/31/01          -------------------------------------------------------------------
                                             (UNAUDITED)         2001         2000           1999            1998         1997
Net asset value, beginning of period           $ 7.87           $10.46       $10.93         $12.40          $10.75       $10.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    --(1)(5)       0.01(1)     (0.01)(1)       0.01(1)         0.02         0.03(1)
   Net realized and unrealized gain (loss)      (0.62)           (1.44)        1.08           0.90            2.97         1.25
                                               ------           ------       ------         ------          ------       ------
     TOTAL FROM INVESTMENT OPERATIONS           (0.62)           (1.43)        1.07           0.91            2.99         1.28
                                               ------           ------       ------         ------          ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         --               (0.02)          --             --           (0.14)       (0.04)
   Dividends from net realized gains            (0.03)           (1.14)       (1.54)         (2.38)          (1.20)       (0.78)
                                               ------           ------       ------         ------          ------       ------
     TOTAL DISTRIBUTIONS                        (0.03)           (1.16)       (1.54)         (2.38)          (1.34)       (0.82)
                                               ------           ------       ------         ------          ------       ------
Change in net asset value                       (0.65)           (2.59)       (0.47)         (1.47)           1.65         0.46
                                               ------           ------       ------         ------          ------       ------
NET ASSET VALUE, END OF PERIOD                 $ 7.22           $ 7.87       $10.46         $10.93          $12.40       $10.75
                                               ======           ======       ======         ======          ======       ======
Total return(2)                                 (7.93)%(4)      (14.81)%      11.49 %         8.90%          31.45%       13.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $133,929         $158,775     $195,357       $192,619        $183,188     $153,005
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.58 %(3)        1.54 %       1.56 %         1.45%           1.42%        1.53%
   Net investment income (loss)                  0.04 %(3)        0.10 %      (0.06)%         0.07%           0.21%        0.34%
Portfolio turnover                                 61 %(4)         168 %        112 %          166%            156%         234%

                                                                                            CLASS B
                                                                -------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                 YEAR ENDED JUNE 30
                                              12/31/01          -------------------------------------------------------------------
                                             (UNAUDITED)         2001         2000           1999            1998         1997
Net asset value, beginning of period            $7.29            $9.84       $10.44         $12.04          $10.53       $10.14
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                 (0.02)(1)        (0.06)(1)    (0.08)(1)      (0.07)(1)       (0.06)       (0.03)(1)
   Net realized and unrealized gain (loss)      (0.58)           (1.35)        1.02           0.85            2.90         1.21
                                               ------           ------       ------         ------          ------       ------
     TOTAL FROM INVESTMENT OPERATIONS           (0.60)           (1.41)        0.94           0.78            2.84         1.18
                                               ------           ------       ------         ------          ------       ------
   LESS DISTRIBUTIONS
   Dividends from net investment income         --                  --           --             --           (0.13)       (0.01)
   Dividends from net realized gains            (0.03)           (1.14)       (1.54)         (2.38)          (1.20)       (0.78)
                                               ------           ------       ------         ------          ------       ------
     TOTAL DISTRIBUTIONS                        (0.03)           (1.14)       (1.54)         (2.38)          (1.33)       (0.79)
                                               ------           ------       ------         ------          ------       ------
Change in net asset value                       (0.63)           (2.55)       (0.60)         (1.60)           1.51         0.39
                                               ------           ------       ------         ------          ------       ------
NET ASSET VALUE, END OF PERIOD                 $ 6.66           $ 7.29       $ 9.84         $10.44          $12.04       $10.53
                                               ======           ======       ======         ======          ======       ======
Total return(2)                                 (8.29)%(4)      (15.58)%      10.71 %        7.99 %          30.61 %      12.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $10,422          $13,066      $17,317        $12,351         $10,855       $8,412
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.33 %(3)        2.29 %       2.31 %         2.21 %          2.17 %       2.29 %
   Net investment income                        (0.71)%(3)       (0.66)%      (0.80)%        (0.65)%         (0.54)%      (0.35)%
Portfolio turnover                                 61 %(4)          168 %       112 %          166 %           156 %        234 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) Annualized
(4) Not annualized.
(5) Amount is less than $0.01.

                       See Notes to Financial Statements
8

Phoenix-Aberdeen Worldwide Opportunities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                 CLASS C
                                                      -------------------------------------------------------------
                                                                                                           FROM
                                                      SIX MONTHS            YEAR ENDED JUNE 30           INCEPTION
                                                         ENDED           -----------------------        12/16/98 TO
                                                      (UNAUDITED)         2001             2000           6/30/99
Net asset value, beginning of period                    $ 7.28           $ 9.82           $10.42          $11.62
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          (0.02)(1)        (0.06)(1)        (0.07)(1)          --(1)
   Net realized and unrealized gain (loss)               (0.58)           (1.34)            1.01            1.18
                                                        ------           ------           ------          ------
     TOTAL FROM INVESTMENT OPERATIONS                    (0.60)           (1.40)            0.94            1.18
                                                        ------           ------           ------          ------
LESS DISTRIBUTIONS
   Dividends from net realized gains                     (0.03)           (1.14)           (1.54)          (2.38)
                                                        ------           ------           ------          ------
     TOTAL DISTRIBUTIONS                                 (0.03)           (1.14)           (1.54)          (2.38)
                                                        ------           ------           ------          ------
Change in net asset value                                (0.63)           (2.54)           (0.60)          (1.20)
                                                        ------           ------           ------          ------
NET ASSET VALUE, END OF PERIOD                          $ 6.65           $ 7.28           $ 9.82          $10.42
                                                        ======           ======           ======          ======
Total return(1)                                          (8.30)%(4)      (15.50)%          10.71 %         11.68%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $4,602           $5,650           $6,704            $838
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     2.33 %(3)        2.29 %           2.31 %          2.28%(4)
   Net investment income (loss)                          (0.71)%(3)       (0.65)%          (0.74)%          0.04%(4)
Portfolio turnover                                          61 %(4)         168 %            112 %           166%(3)

(1) Computed using average shares outstanding
(2) Maximum sales charges are not reflected in the total return calculation.
(3) Not Annualized.
(4) Annualized.

                       See Notes to Financial Statements

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
   Phoenix-Aberdeen Worldwide Opportunities Fund (the "Fund") is organized as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the last sale price, or if there had been no sale of the security on that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are reported on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain distribution amounts have been reclassified to conform to the current year presentation.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:
   The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds and to manage the Fund's currency exposure. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain (or loss). When the contract is closed

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001 (UNAUDITED) (CONTINUED)

or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At December 31, 2001, the Fund had no forward currency contracts.

2. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.75% of the average daily net assets of the Fund up to $1 billion, 0.70% between $1 billion and $2 billion, and 0.65% in excess of $2 billion.
   Aberdeen Fund Managers, Inc, ("Aberdeen"), is the subadviser to the Fund. Aberdeen is a subsidiary of Aberdeen Asset Management PLC, of which PNX owns approximately 20%. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.
   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $2,369 for Class A shares and deferred sales charges of $33,262 for Class B shares and $4,218 for Class C shares for the six months ended December 31, 2001. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended December 31, 2001, approximately $109,967 was retained by the Distributor, $138,359 was paid to unaffiliated participants and $7,096 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.
   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended December 31, 2001, financial agent fees were $80,714, of which PEPCO received $18,000. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended December 31, 2001, transfer agent fees were $216,410, of which PEPCO retained $79,389.
   For the six months ended December 31, 2001, the Fund paid PXP Securities Corp., an indirect wholly-owned subsidiary of PNX, brokerage commissions of $15,240 in connection with portfolio transactions effected by it.
   At December 31, 2001, Phoenix Life Insurance Company and its affiliates held 318 Class A shares and 14,407 Class C shares of the Fund with a combined value of $98,108.

3. PURCHASE AND SALE OF SECURITIES
   Portfolio purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2001 aggregated $92,551,335 and $104,628,461 respectively. There were no purchases or sales of long-term U.S. Government securities.

4. CREDIT RISK AND CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

5. CAPITAL LOSS CARRYOVERS
   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2001, the Fund deferred capital losses of $6,250,358, deferred foreign currency losses of $11,710 and utilized prior year currency losses deferred of $144,784.

   This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Worldwide Opportunities Fund unless preceded or accompanied by and effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT

   Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.



                                                      DISINTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                             PORTFOLIOS IN FUND
                                                  COMPLEX                               PRINCIPAL OCCUPATION(S)
 NAME, (AGE), AND               LENGTH OF        OVERSEEN BY                            DURING PAST 5 YEARS AND
     ADDRESS                   TIME SERVED         TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 Robert Chesek (67)           Served since           31           Currently retired.
                              1996.
------------------------------------------------------------------------------------------------------------------------------------
 E. Virgil Conway (72)        Served since           33           Chairman, Rittenhouse Advisors, LLC (consulting firm) since
 Rittenhouse Advisors, LLC    1996.                               2001. Trustee/Director, Consolidated Edison Company of New York,
 101 Park Avenue                                                  Inc. (1970-present), Pace University (1978-present), Urstadt
 New York, NY 10178                                               Biddle Property Corp. (1989-present), Greater New York Councils,
                                                                  Boy Scouts of America (1985-present), Union Pacific Corp.
                                                                  (1978-present), BlackRock Freddie Mac Mortgage Securities Fund
                                                                  (Advisory Director) (1990-present), Centennial Insurance Company
                                                                  (1974-present), Josiah Macy, Jr., Foundation (1975-present), The
                                                                  Harlem Youth Development Foundation (1998-present), Accuhealth
                                                                  (1994-present), Trism, Inc. (1994-present), Realty Foundation of
                                                                  New York (1972-present), New York Housing Partnership
                                                                  Development Corp. (Chairman) (1981-present) and Academy of
                                                                  Political Science (Vice Chairman) (1985 to present). Chairman,
                                                                  Metropolitan Transportation Authority (1992-2001). Director,
                                                                  Atlantic Mutual Insurance Company (1974-2002).
------------------------------------------------------------------------------------------------------------------------------------
 Harry Dalzell-Payne (72)     Served since           33           Currently retired.
 The Flat, Elmore Court       1996.
 Elmore, GL05, GL2 3NT U.K.
------------------------------------------------------------------------------------------------------------------------------------
 Francis E. Jeffries (71)     Served since           34           Director, The Empire District Electric Company (1984-present).
 8477 Bay Colony Dr. #902     1996.                               Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
 Naples, FL 34108                                                 Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
 Leroy Keith, Jr. (62)        Served since           31           Partner, Stonington Partners, Inc. (private equity fund) since
 Stonington Partners, Inc.    1996.                               2001. Chairman (1995 to 2000) and Chief Executive Officer
 736 Market Street,                                               (1995-1998), Carson Products Company (cosmetics).
 Ste. 1430                                                        Director/Trustee, Evergreen Funds (6 portfolios).
 Chattanooga, TN 37402
------------------------------------------------------------------------------------------------------------------------------------
 Geraldine M. McNamara (50 )  Served since           31           Managing Director, U.S. Trust Company of New York ( private
 United States Trust          2001.                               bank) (1982-present).
 Company of NY
 114 West 47th Street
 New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------
 Everett L. Morris (73)       Served since           33           Vice President, W.H. Reaves and Company (investment management)
 W.H. Reaves and Company      1996.                               (1993-present).
 10 Exchange Place
 Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------

12


FUND MANAGEMENT (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                             PORTFOLIOS IN FUND
                                                  COMPLEX                               PRINCIPAL OCCUPATION(S)
 NAME, (AGE), AND               LENGTH OF        OVERSEEN BY                            DURING PAST 5 YEARS AND
     ADDRESS                   TIME SERVED         TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  James M. Oates (55)         Served since           31           IBEX Capital Markets Inc. (fiancial services) (1997-present).
  IBEX Capital Markets, Inc., 1996.                               Managing Director, Wydown Group (consulting firm)
  60 State Street, Ste. 950                                       (1994-present). Director, Investors Financial Service
  Boston, MA 02109                                                Corporation (1995-present), Investors Bank & Trust Corporation
                                                                  (1995-present), Plymouth Rubber Co. (1995-present), Stifel
                                                                  Financial (1996-present), Connecticut River Bancorp
                                                                  (1998-present), Connecticut River Bank (1998-present), 1Mind,
                                                                  Inc. (1999-present) and 1Mind.com (2000-present). Director and
                                                                  Treasurer, Endowment for Health, Inc. (2000-present). Chairman,
                                                                  Emerson Investment Management, Inc. (2000-present). Member,
                                                                  Chief Executives Organization (1996-present). Vice Chairman,
                                                                  Massachusetts Housing Partnership (1998-1999). Director, Blue
                                                                  Cross and Blue Shield of New Hampshire (1994-1999), AIB Govett
                                                                  Funds (1991-2000) and Command Systems, Inc. (1998-2000).
                                                                  Director, Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------
  Herbert Roth, Jr. (73)      Served since           31           Currently retired. Member, Directors Advisory Council, Phoenix
  134 Lake Street             1996.                               Life Insurance Company (1998-present). Director, Boston Edison
  Sherbom, MA 01770                                               Company (1978-present), Landauer, Inc. (medical services)
                                                                  (1970-present), Tech Ops./Sevcon, Inc. (electronic controllers)
                                                                  (1987-present), and Mark IV Industries (diversified
                                                                  manufacturer) (1985-present). Director, Phoenix Home Life Mutual
                                                                  Insurance Company (1972-1998).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E.Segerson (55)     Served since           31           Managing Director, Northway Management Company (1998-present).
  Northway Management         1996.                               Managing Director, Mullin Associates (1993-1998).
  Company
  164 Mason Street
  Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (70) Served since           31           Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street             1996.                               Compuware (1996-present) and WWF, Inc. (2000-present).
  Alexandria, VA 22314                                            President, The Trust for America's Health (non-profit)
                                                                  (2001-present). Director, Duty Free International, Inc.
                                                                  (1997-1998)
------------------------------------------------------------------------------------------------------------------------------------

                                                       INTERESTED TRUSTEES

The individual listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                             PORTFOLIOS IN FUND
                                                  COMPLEX                               PRINCIPAL OCCUPATION(S)
   NAME, (AGE), ADDRESS         LENGTH OF        OVERSEEN BY                            DURING PAST 5 YEARS AND
AND POSITION(S) WITH TRUST     TIME SERVED         TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Philip R. McLoughlin (55)   Served since           44           Chairman (1997-present), Director (1995-present), Vice Chairman
  Chairman and President      1996.                               (1995-1997) and Chief Executive Officer (1995-present), Phoenix
                                                                  Investment Partners, Ltd. Director, Executive Vice President and
                                                                  Chief Investment Officer, The Phoenix Companies, Inc.
                                                                  (2001-present). Director (1994-present) and Executive Vice
                                                                  President, Investments (1988-present), Phoenix Life Insurance
                                                                  Company. Director (1983-present) and Chairman (1995-present),
                                                                  Phoenix Investment Counsel, Inc. Director (1984-present) and
                                                                  President (1990-2000), Phoenix Equity Planning Corporation.
                                                                  Chairman and Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                  (1999-present). Director, PXRE Corporation (Delaware)
                                                                  (1985-present), World Trust Fund (1991-present), Phoenix
                                                                  Distribution Holding Company (2001-present) and Phoenix
                                                                  Investment Management Company (2001-present). Director and
                                                                  Executive Vice President, Phoenix Life and Annuity Company
                                                                  (1996-present). Director and Executive Vice President, PHL
                                                                  Variable Insurance Company (1995-present). Director, Phoenix
                                                                  National Trust Company (1996-present). Director and Vice
                                                                  President, PM Holdings, Inc. (1985-present). Director, PHL
                                                                  Associates, Inc. (1995-present). Director (1992-present) and
                                                                  President (1992-1994), WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

 * Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with
   Phoenix Investment Partners, Ltd. and its affiliates.

                                                                                                                                  13

FUND MANAGEMENT (CONTINUED)

                                                      OFFICERS OF THE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
    NAME, (AGE), AND           TRUST AND LENGTH OF                            PRINCIPAL OCCUPATION(S)
        ADDRESS                    TIME SERVED                                  DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Michael E. Haylon (44)      Executive Vice            Director and Executive Vice President; Investments, Phoenix
                              President since 1996.     Investment Partners, Ltd. (1995-present). Director (1994-present),
                                                        President (1995-present), Phoenix Investment Counsel, Inc. Director,
                                                        Phoenix Equity Planning Corporation (1995-present). Executive Vice
                                                        President, Phoenix Fund Complex (1993-present).
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (57)       Executive Vice            Executive Vice President and Chief Financial Officer (1999-present),
                              President since 1996.     Senior Vice President and Chief Financial Officer (1995-1999),
                                                        Phoenix Investment Partners, Ltd. Director (1998-present), Senior
                                                        Vice President, Finance (1990-present), Chief Financial Officer
                                                        (1996-present), and Treasurer (1998-present), Phoenix Equity Planning
                                                        Corporation. Director (1998-present), Senior Vice President
                                                        (1990-present), Chief Financial Officer (1996-present) and Treasurer
                                                        (1994-present), Phoenix Investment Counsel, Inc. Senior Vice
                                                        President and Chief Financial Officer, Duff & Phelps Investment
                                                        Management Co. (1996-present). Vice President, Phoenix Fund Complex
                                                        (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (51)         Executive Vice            President, Private Client Group (1999-present), Executive Vice
                              President since 1998.     President, Retail Division (1997-1999), Phoenix Investment Partners,
                                                        Ltd. President, Private Client Group, Phoenix Equity Planning
                                                        Corporation (2000-present). Executive Vice President, Phoenix Fund
                                                        Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Christian C. Bertelsen (57) Senior Vice President     Managing Director, Value Equities, Phoenix Investment Counsel, Inc.
                              since 1998.               (1997-present). Senior Vice President and Chief Investment Officer,
                                                        Zurich Kemper (1996-1997). Vice President and Portfolio Manager,
                                                        Zurich Kemper Small Cap Fund and Zurich Kemper Contrarian Fund
                                                        (1996-1997). Senior Vice President, Eagle Asset Management
                                                        (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
  Stephen Docherty (51)       Senior Vice President     Portfolio Manager (2000-present), Performance Analyst (1994-1998),
  Aberdeen Asset Managers     since 2001.               Aberdeen Asset Managers Ltd.. Portfolio Manager, Aberdeen Fund
  Ltd.                                                  Managers Inc. (1998-2000).
  One Albyn Place
  Aberdeen, Scotland,
  AB10 1YG
------------------------------------------------------------------------------------------------------------------------------------
  Bev Hendry (48)             Senior Vice President     Chief Executive Officer, Aberdeen Fund Managers, Inc. (1995-present).
  Aberdeen Fund               since 2001.               Director, Aberdeen Asset Management, PLC (1991-present).
  Managers Inc.
  300 S.E. 2nd Street,
  Suite 820
  Fort Lauderdale, FL 33301
------------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen (54)     Vice President            Vice President and Compliance Officer, Phoenix Investment Partners,
                              since 1999.               Ltd. (1999-present) and Phoenix Investment Counsel, Inc.
                                                        (1999-present). Vice President, Phoenix Fund Complex (1999-present).
                                                        Compliance Officer (2000-present) and Associate Compliance Officer
                                                        (1999), PXP Securities Corp. Vice President, Risk Management Liaison,
                                                        Bank of America (1996-1999). Vice President, Securities Compliance,
                                                        The Prudential Insurance Company of America (1993-1996). Branch
                                                        Chief/Financial Analyst, Securities and Exchange Commission, Division
                                                        of Investment Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
  Julie L. Sapia (44)         Vice President since      Director, Money Market Trading (1997-present), Phoenix Investment
                              1996.                     Counsel, Inc. Vice President, Phoenix Fund Complex (1997-present).
------------------------------------------------------------------------------------------------------------------------------------

14


FUND MANAGEMENT (CONTINUED)

                                                         OFFICERS OF THE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
    NAME, (AGE), AND           TRUST AND LENGTH OF                            PRINCIPAL OCCUPATION(S)
        ADDRESS                    TIME SERVED                                  DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (49)       Treasurer since 1996.     Vice President, Fund Accounting (1994-present) and Treasurer
                                                        (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                        Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  G. Jeffrey Bohne (54)       Secretary since 1996.     Vice President and General Manager, Phoenix Life Insurance Company
  101 Munson Street                                     (1993-present). Senior Vice President, Mutual Fund Customer Service
  Greenfield, MA                                        (1999-present), Vice President, Mutual Fund Customer Service
                                                        (1996-1999), Phoenix Equity Planning Corporation. Secretary, Phoenix
                                                        Fund Complex (1993-present).
------------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Christian C. Bertelsen, Senior Vice President
Stephen Docheny, Senior Vice President
Beverly Hendry, Senior Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, CT 06115-0480

                                                                 PRSRT STD
                                                                U.S. Postage
                                                                    PAID
                                                                   Andrew
                                                                 Associates
[GRAPHIC OMITTED]

PHOENIX
INVESTMENT PARTNERS
Committed to Investor Success(SM)

For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
WWW.PHOENIXINVESTMENTS.COM.

PXP 682 (2/02)